SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2025
Segment Reporting [Abstract]
SCHEDULE OF SEGMENT LONG-LIVED ASSETS

Geographic long-lived asset information presented below is based on the physical location of the assets, and in the case of our cryptocurrencies, the location of the legal entity in which they are held, at the end of the year. Long-lived assets including intangible assets, which includes cryptocurrencies, capitalized software, property and equipment and security deposits, by geographic region, are as follows at:

	December 31, 2025	December 31, 2024
United States	$94,297	$94,761
Mexico	444,432	505,950
Total long-lived assets	$538,729	$600,711

SCHEDULE OF REVENUE BY GEOGRAPHIC AREA OF CUSTOMERS

The following table summarizes the Company’s total revenue by geographic area based on the billing address of the customers:

	Year Ended December 31,
	2025	2024	2023
United States	$4,425,401	$4,866,589	$9,870,950
Mexico	8,637,133	8,862,333	7,189,803
Total revenue	$13,062,534	$13,728,922	$17,060,753